UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Criterion Capital Management, LLC
Address:	One Maritime Plaza, Suite 1460
		San Francisco, CA  94111

Form 13F File Number:	28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Daniel Beckham
Title:	Chief Operating Officer
Phone:	(415) 834-2417

Signature, Place and Date of Signing:

/s/ R. Daniel Beckham		San Francisco, CA	November 14, 2005
R. Daniel Beckham

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:		341,620 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
NAME OF ISSUER                   TITLE OF     CUSIP           VALUE      SHARES  SH/  PUT/  INV  OTHER    VOTING  AUTH
                                  CLASS                       X1000              PRN  CALL  DISC  MGR      SOLE   SHR  NONE

LOUDEYE CORP WTS                  CV WAR      545990111         N/A       32,258  SH        Sole          32,258
***HOPSON DEVELOPMENT             FOREIG      6116246            242     200,000  SH        Sole         200,000
APPLE COMPUTER INC                OTC IS      37833100          4557      85,000  SH        Sole          85,000
APPLERA CORP COM APPLIED          COMMON      38020103          8134     350,000  SH        Sole         350,000
ADVENT SOFTWARE INC               OTC IS      7.97E+06         21797     809,103  SH        Sole         809,103
AFFYMETRIX INC                    OTC IS      00826T108          925      20,000  SH        Sole          20,000
ANGELICA CORP                     COMMON      34663104          4855     272,000  SH        Sole         272,000
ADVANCED MICRO DEVICES INC        COMMON      7903107           1134      45,000  SH        Sole          45,000
AMERICAN TOWER SYS CORP           COMMON      29912201         56063   2,246,998  SH        Sole       2,246,998
ALAMOSA HOLDINGS INC              OTC IS      11589108         13260     775,000  SH        Sole         775,000
ARM HOLDINGS PLC ADR              OTC IS      42068106          1944     310,000  SH        Sole         310,000
***SPARK NETWORKS PLC             FOREIG      846513109        21739   3,341,337  SH        Sole       3,341,337
***TENCENT HOLDINGS LIMITE        FOREIG      B01CT30          11636   6,900,000  SH        Sole       6,900,000
BROADCOM CORP                     OTC IS      111320107        19941     425,000  SH        Sole         425,000
CROWN CASTLE INTL CORP            OTC IS      228227104         6650     270,000  SH        Sole         270,000
***CENTRAL EUROPEAN MEDIA         OTC IS      G20045202         4225      80,000  SH        Sole          80,000
CHARTER MUNICIPAL MORTGAGE        COMMON      160908109         5597     273,000  SH        Sole         273,000
CHESAPEAKE ENERGY CORP            COMMON      165167107          995      26,000  SH        Sole          26,000
C NET INC                         OTC IS      12613R104         4003     295,000  SH        Sole         295,000
CENTRA SOFTWARE INC COM           OTC IS      15234X103         3422   1,736,900  SH        Sole       1,736,900
DOLBY LABORATORIES INC            OTC IS      25659T107         2005     125,300  SH        Sole         125,300
ESCHELON TELECOM INC              COMMON      296290109         5757     461,700  SH        Sole         461,700
***FOSTER WHEELER LTD             COMMON      G36535139         1853      60,000  SH        Sole          60,000
***GIGAMEDIA LTD                  OTC IS      Y2711Y104         3332   1,831,000  SH        Sole       1,831,000
GOOGLE INC                        OTC IS      38259P508         8228      26,000  SH        Sole          26,000
INTERSTATE BAKERIES               PRIVAT      IBRCC             2096   2,096,387  SH        Sole       2,096,387
INTL GAME TECHNOLOGY              COMMON      459902102          945      35,000  SH        Sole          35,000
GARTNER GROUP INC NEW-CL A        COMMON      366651107         4559     390,000  SH        Sole         390,000
51JOB INC.                        OTC IS      316827104         3669     279,000  SH        Sole         279,000
LEAP WIRELSS INTL INC             COMMON      521863308        23632     671,373  SH        Sole         671,373
MICRON TECHNOLOGY INC             COMMON      595112103         1064      80,000  SH        Sole          80,000
NES RENTALS HOLDINGS INC N        COMMON      640820106         4294     390,400  SH        Sole         390,400
NAVTEQ Corp                       COMMON      63936L100         1099      22,000  SH        Sole          22,000
ORASCOM TELECOM S A E             OTC IS      4007739          12408     264,000  SH        Sole         264,000
PER-SE TECHNOLOGIES INC           OTC IS      713569309         4865     235,500  SH        Sole         235,500
QUALCOMM INC                      OTC IS      747525103         2238      50,000  SH        Sole          50,000
SPRINT NEXTEL CORPORATION         COMMON      852061100         8323     350,000  SH        Sole         350,000
SEARS HOLDINGS CORP               COMMON      812350106         8212      66,000  SH        Sole          66,000
***SINA.COM                       OTC IS      G81477104          963      35,000  SH        Sole          35,000
SIRF TECHNOLOGY HOLDINGS I        COMMON      82967H101         1024      34,000  SH        Sole          34,000
SANDISK CORP                      OTC IS      80004C101          965      20,000  SH        Sole          20,000
SONUS NETWORKS INC                OTC IS      835916107          579     100,000  SH        Sole         100,000
SCANSOFT INC                      OTC IS      80603P107         7489   1,405,000  SH        Sole       1,405,000
SYBASE INC                        OTC IS      871130100         3981     170,000  SH        Sole         170,000
TELE ATLAS NV EUR                 FOREIG      N8501W101         2686      77,607  SH        Sole          77,607
UBIQUITEL INC                     OTC IS      903474302         4283     490,000  SH        Sole         490,000
VALERO ENERGY CORP NEW            COMMON      91913Y100          904       8,000  SH        Sole           8,000
***VISTAPRINT LIMITED             OTC IS      G93762204         1144      75,000  SH        Sole          75,000
WIND RIVER SYSTEMS INC            OTC IS      973149107        21813   1,687,000  SH        Sole       1,687,000
YAHOO INC                         OTC IS      984332106         6091     180,000  SH        Sole         180,000




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